Components of Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current:
Domestic	¥ 22,103	¥ 6,951	¥ 10,975
Foreign	32,714	11,412	6,138
Total current tax expense	54,817	18,363	17,113
Deferred:
Domestic	(36,777)	174,667	(378,678)
Foreign	(4,162)	197	1,370
Total deferred tax expense	(40,939)	174,864	(377,308)
Income tax expense (benefit)	¥ 13,878	¥ 193,227	¥ (360,195)